Taxation - Schedule of Current and Deferred Portion of Income Tax Expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Current and Deferred Portion of Income Tax Expense [Abstract]
Current income tax expense	$ 9
Deferred income tax expense
Total income tax expense	$ 9